Operating Segments - Schedule of Operating and Reportable Segments (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Segment revenue
Revenue from external customers		$ 8,673	$ 50,071	$ 22,814	$ 33,066
Dividend income			8,969	634
Changes in fair value on financial assets measured at FVTPL		16,279	77,059	(3,003)	15,386
Total segment revenue		24,952	136,099	20,445	48,452
Finance costs		3,403	10,317	10,326	1,195
Profit before tax		32,777	98,673	42,460	45,298
Operating Segments [Member]
Segment revenue
Dividend income			8,969	634
Changes in fair value on financial assets measured at FVTPL		16,279	77,059	(3,003)	15,386
Segment profits/(losses)	[1]	17,107	92,442	2,167	40,854
Operating Segments [Member] | Unallocated Amount [Member]
Segment revenue
Finance costs		(3,403)
Operating Segments [Member] | External Customers [Member]
Segment revenue
Revenue from external customers		7,362	44,776	20,211	30,838
Operating Segments [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers		1,311	5,295	2,603	2,228
Digital Solutions Services [Member]
Segment revenue
Revenue from external customers		1,764	2,973	3,413	29,577
Total segment revenue		1,764	2,973	3,413	29,577
Digital Solutions Services [Member] | Operating Segments [Member]
Segment revenue
Dividend income
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	[1]	(221)	2,973	2,423	21,557
Digital Solutions Services [Member] | Operating Segments [Member] | External Customers [Member]
Segment revenue
Revenue from external customers		453	417	810	27,349
Digital Solutions Services [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers		1,311	2,556	2,603	2,228
Media and entertainment services [Member]
Segment revenue
Revenue from external customers		27	19,104	4	1,294
Total segment revenue		27	19,104	4	1,294
Media and entertainment services [Member] | Operating Segments [Member]
Segment revenue
Dividend income
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	[1]	(165)	1,206	4	3,901
Media and entertainment services [Member] | Operating Segments [Member] | External Customers [Member]
Segment revenue
Revenue from external customers		27	16,365	4	1,294
Media and entertainment services [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers			2,739
Hotel Operations, Hospitality and VIP Services [Member]
Segment revenue
Revenue from external customers		6,882	27,994	19,397	2,195
Total segment revenue		6,882	27,994	19,397	2,195
Hotel Operations, Hospitality and VIP Services [Member] | Operating Segments [Member]
Segment revenue
Dividend income
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	[1]	1,214	2,235	2,109	10
Hotel Operations, Hospitality and VIP Services [Member] | Operating Segments [Member] | External Customers [Member]
Segment revenue
Revenue from external customers		6,882	27,994	19,397	2,195
Hotel Operations, Hospitality and VIP Services [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers
Strategic Investment [Member]
Segment revenue
Revenue from external customers
Total segment revenue		16,279	86,028	(2,369)	15,386
Strategic Investment [Member] | Operating Segments [Member]
Segment revenue
Dividend income			8,969	634
Changes in fair value on financial assets measured at FVTPL		16,279	77,059	(3,003)	15,386
Segment profits/(losses)	[1]	16,279	86,028	(2,369)	15,386
Strategic Investment [Member] | Operating Segments [Member] | External Customers [Member]
Segment revenue
Revenue from external customers
Strategic Investment [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers
Unallocated Amount [Member] | Operating Segments [Member]
Segment revenue
Other income		8,988	21,775	20,020	13,330
Other gains and losses		14,342	1,122	37,000	153
Finance costs			(10,317)	(10,326)	(1,195)
Corporate expenses		$ (4,257)	$ (6,349)	$ (6,401)	$ (7,844)

[1]	CODM evaluates the performance of its reportable segments by the segment revenue and the significant segment expenses consist primarily of cost of production and cost of hotel operation, employee benefits expenses, depreciation and amortization, finance costs and other operation expenses directly attributable to the segment